World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2010

Dates Covered
Collections Period	07/01/10 - 07/31/10
Interest Accrual Period	07/15/10 - 08/15/10
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/10	774,778,313.41	55,745
Yield Supplement Overcollaterization Amount at 06/30/10	44,427,181.88	0

Receivables Balance at 06/30/10	819,205,495.29	55,745
Principal Payments	27,359,053.53	1,635
Defaulted Receivables	557,750.90	30
Repurchased Accounts		0
Yield Supplement Overcollaterization Amount at 07/31/10	42,413,983.65	0

Pool Balance at 07/31/10	748,874,707.21	54,080

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	4,184,301.49	444
Past Due 61-90 days	808,114.22	81
Past Due 91 + days	438,143.67	33

Total	5,430,559.38	558

Total 31+ Delinquent as % Ending Pool Balance	0.73%

Recoveries	423,684.58

Aggregate Net Losses—July 2010	134,066.32

Overcollateralization Target Amount	44,932,482.43
Actual Overcollateralization	44,932,482.43

Weighted Average APR	4.67%
Weighted Average APR, Yield Adjusted	7.60%
Weighted Average Remaining Term	50.07

Flow of Funds	$ Amount
Collections	30,885,194.14
Advances	(1,149.31)
Investment Earnings on Cash Accounts	6,673.33
Servicing Fee	(682,671.25)

Available Funds	30,208,046.91

Distributions of Available Funds
(1) Class A Interest	761,956.86
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	27,309,210.88
(7) Distribution to Certificateholders	2,055,544.37

Total Distributions of Available Funds	30,208,046.91

Servicing Fee	682,671.25
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 07/15/10	731,251,435.66
Principal Paid	27,309,210.88
Note Balance @ 08/16/10	703,942,224.78

Class A-1
Note Balance @ 07/15/10	63,249,435.66
Principal Paid	27,309,210.88
Note Balance @ 08/16/10	35,940,224.78
Note Factor @ 08/16/10	14.4338252%

Class A-2
Note Balance @ 07/15/10	197,000,000.00
Principal Paid	0.00
Note Balance @ 08/16/10	197,000,000.00
Note Factor @ 08/16/10	100.0000000%

Class A-3
Note Balance @ 07/15/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 08/16/10	241,000,000.00
Note Factor @ 08/16/10	100.0000000%

Class A-4
Note Balance @ 07/15/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 08/16/10	198,106,000.00
Note Factor @ 08/16/10	100.0000000%

Class B
Note Balance @ 07/15/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 08/16/10	31,896,000.00
Note Factor @ 08/16/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	843,291.66
Total Principal Paid	27,309,210.88

Total Paid	28,152,502.54

Class A-1
Coupon	0.23262%
Interest Paid	13,078.30
Principal Paid	27,309,210.88

Total Paid to A-1 Holders	27,322,289.18

Class A-2
Coupon	0.70000%
Interest Paid	114,916.67
Principal Paid	0.00

Total Paid to A-2 Holders	114,916.67

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9196181
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.7809720

Total Distribution Amount	30.7005901

A-1 Interest Distribution Amount	0.0525233
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	109.6755457

Total A-1 Distribution Amount	109.7280690

A-2 Interest Distribution Amount	0.5833334
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5833334

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 06/30/10	55,299.51
Balance as of 07/31/10	54,150.20
Change	(1,149.31)

Reserve Account
Balance as of 07/15/10	2,345,271.93
Investment Earnings	494.16
Investment Earnings Paid	(494.16)
Deposit/(Withdrawal)	0.00
Balance as of 08/16/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93